Other non-financial assets	12 Months Ended
Dec. 31, 2018
Other non financial assets [Abstract]
Disclosure Of Other Non Financial Assets Explanatory [Text Block]

Note 9  Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2018		As of December 31, 2017
	Current	Non current	Current	Non current
	ThCh $	ThCh $	ThCh $	ThCh $
Insurances paid	3,565,768	-	3,348,593	-
Advertising	7,976,638	3,173,523	7,383,730	3,632,423
Advances to suppliers	4,695,341	-	3,643,691	-
Prepaid expenses	1,685,096	1,705,693	583,165	755,703
Total advances	17,922,843	4,879,216	14,959,179	4,388,126
Guarantees paid	62,316	106,571	59,452	242,535
Consumables	393,234	-	446,565	-
Dividends receivable	423,994	-	353,150	-
Other	59,027	21,363	15,879	14,166
Total other assets	938,571	127,934	875,046	256,701
Total	18,861,414	5,007,150	15,834,225	4,644,827

Nature of each non-financial asset:

a)	Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)
Advertising: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)	Advances to suppliers: Payments made to suppliers mainly for assets constructions and purchases of property, plants and equipments.

d)	Prepaid expenses: Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)	Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)	Materials to be consumed: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)	Dividends receivable: Dividends receivable from associates and joint ventures.